Leases - Additional Information (Detail) $ in Millions	12 Months Ended
	Dec. 31, 2017 USD ($) Aircraft	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)
Disclosure of finance lease and operating lease by lessee [abstract]
Minimum lease term of finance leases arrangements	10 years
Acquisition of new aircraft as non-cash investing and financing transactions	$ 89.0	$ 46.0
Total lease expense	$ 134.5	138.8	$ 142.2
Average term of aircraft operating leases	10 years
Number of aircraft under lessor | Aircraft	2
Carrying amount of aircraft under operating lease	$ 37.0	41.6
Scheduled expiration date of lease	2020
Total lease income amounts	$ 3.5	$ 3.5	$ 1.9